Restatement Of Previously Reported Results (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other receivables	19,481	12,575
Deferred tax assets (current)	12,183	3,012
Long term receivable	460	681
Accrued liabilities	27,882	27,742
Retained earnings (deficit)	(17,836)	31,955
As Reported [Member]
Other receivables	17,332	12,575
Deferred tax assets (current)	10,486	1,528
Long term receivable	2,609	681
Accrued liabilities	20,688	21,194
Retained earnings (deficit)	(12,339)	37,019
Adjustments [Member]
Other receivables	2,149	0
Deferred tax assets (current)	1,697	1,484
Long term receivable	(2,149)	0
Accrued liabilities	7,194	6,548
Retained earnings (deficit)	(5,497)	(5,064)